CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares Class A Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss)/Income	Accumulated Deficit	Non-Controlling Interests	Total
Balance at Dec. 31, 2018	$ 155	$ 752		$ (1,420,369)	$ (21,852,692)	$ 310,904	$ (32,222,550)
Balance, shares at Dec. 31, 2018	15,531,000	75,150,400
Balance, shares at Dec. 31, 2019	63,567,099	75,150,400
Share-based compensation expense (Note 24)			$ 1,575,029				1,575,029
Sale of equity interests in a subsidiary to non-controlling interests			2,757			592,725	595,482
Capital contribution from non-controlling interests shareholders						29,196	29,196
Accretion to redemption value of redeemable convertible preferred stock (Note 19)			(1,022,461)				(1,022,461)
Accretion to redemption value of redeemable non-controlling interests and income attribution (Note 20)			(311,757)			27,068	(284,689)
Acquisition of non-controlling interests (Note 20)			(180,784)			10,460	(170,324)
Acquisition of redeemable non-controlling interests (Note 20)			1,296,171				1,296,171
Conversion of preferred shares to Class A ordinary shares (Note 19)	$ 293		69,564,896				69,565,189
Conversion of preferred shares to Class A ordinary shares (Note 19), shares	29,336,099
Subscription fees received from the Founders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))							9,261,300
Issuance of ordinary shares upon Initial Public Offering ("IPO") and over-allotment option, net of cost of issuance (Note 21)	$ 187		35,020,427				35,020,614
Issuance of ordinary shares upon Initial Public Offering ("IPO") and over-allotment option, net of cost of issuance (Note 21), shares	18,700,000
Foreign currency translation adjustment, net of nil tax				(844,266)		(43,141)	(887,407)
Net income/(loss)					2,296,555	(361,657)	1,934,898
Balance at Dec. 31, 2019	$ 635	$ 752	105,944,278	(2,264,635)	(19,556,137)	565,555	84,690,448
Balance, shares at Dec. 31, 2020	69,361,883	71,355,616
Share-based compensation expense (Note 24)			474,559				474,559
Sale of equity interests in subsidiaries (Note 3)			1,950,871			(437,217)	1,513,654
Issuance of restricted shares units	$ 20		(20)
Issuance of restricted shares units, shares	2,000,000
Conversion of Class B Ordinary shares into Class A Ordinary shares (Note 21)	$ 38	$ (38)
Conversion of Class B Ordinary shares into Class A Ordinary shares (Note 21), shares	3,794,784	(3,794,784)
Foreign currency translation adjustment, net of nil tax				6,302,263		57,902	6,360,165
Net income/(loss)					(13,298,912)	(186,240)	(13,485,152)
Balance at Dec. 31, 2020	$ 693	$ 714	108,369,688	4,037,628	(32,855,049)		79,553,674
Balance, shares at Dec. 31, 2021	133,581,883	59,355,616
Share-based compensation expense (Note 24)			2,552,318				2,552,318
Issuance of restricted shares units	$ 122		(122)
Issuance of restricted shares units, shares	12,220,000
Loss from sale of equity interests in subsidiaries			(37,331)				(37,331)
Conversion of Class B Ordinary shares into Class A Ordinary shares (Note 21)	$ 120	$ (120)
Conversion of Class B Ordinary shares into Class A Ordinary shares (Note 21), shares	12,000,000	(12,000,000)
Proceeds from offering, net	$ 400		8,062,977				8,063,377
Proceed from offering, net (in shares)	40,000,000
Foreign currency translation adjustment, net of nil tax				(5,560,452)		57	(5,560,395)
Net income/(loss)					(55,655,198)	(29,819)	(55,685,017)
Balance at Dec. 31, 2021	$ 1,335	$ 594	$ 118,947,530	$ (1,522,824)	$ (88,510,247)	$ (29,762)	$ 28,886,626